Financial Risk Management_Required Equity Capital Not Measured By Value At Risk(Details) - Kookmin Bank - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	₩ 71,316	₩ 87,535
Interest rate risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	40,290	83,731
Stock price risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	7,088	1,954
Foreign exchange rate risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	₩ 23,938	₩ 1,850